Trade and Other Receivables and Prepayments	12 Months Ended
Feb. 28, 2023
Trade and Other Receivables and Prepayments [Abstract]
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

11. TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As of February 28
Figures in Rand thousands	2023	2022

Amounts due from related parties	-	2,515
Trade receivables	485,740	448,212
Expected credit loss provision	(149,541)	(161,683)
	336,199	289,044
Other receivables
Deposits	11,811	6,386
Sundry debtors	24,739	9,131
Finance lease receivables	21,403	-
Subtotal	394,152	304,561

Prepayments	32,387	28,964
Other taxes	7,367	10,083
Total trade and other receivables and prepayments	433,906	343,608

Non-current	24,715	9,722
Current	409,191	333,886
	433,906	343,608

Amounts due from related parties are unsecured, interest-free and repayable on demand.

The Group recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. The determination of the expected credit loss provision is calculated on a basis specific to each customer grouping and jurisdiction in which the Group operates and requires the use of estimates. Additional information regarding credit risk applicable to trade receivables is disclosed in Note 31.2 (a).

The Group has recognized a loss allowance of 100% (2022: 100%) against aged receivables, and debts are considered aged and not recoverable when they typically reach 360 or 450 days, depending on respective entities’ historical experiences.

With customers being afforded payment holidays and extended payment terms, the ageing profile of trade receivables has extended which in turn has resulted in the expected credit loss provision being increased. The method in providing for expected credit losses is consistent with prior years.

The average credit period extended to customers is 30 days (2022: 30 days). No interest is charged on outstanding trade receivables.

Credit quality of trade and other receivables

Information on credit quality of trade and other receivables is on Note 31.2 (a).

Reconciliation of the expected credit loss provision recognized with regard to trade and other receivables

	As of February 28
Figures in Rand thousands	2023	2022

At March 1	(161,683)	(101,066)
Allowance for expected credit losses, net	(87,541)	(88,482)
Amounts utilized	105,921	26,896
Translation adjustments	(6,238)	969
At February 28	(149,541)	(161,683)

During the year ended February 28, 2023, the Group entered into a finance leasing arrangement as a lessor for a property to a third party. The average term of finance leases entered into is five years. The following table shows the maturity analysis of the undiscounted lease payments to be received:

As of February 28
Figures in Rand thousands	2023

Maturities analysis
– within one year	4,078
– within two to four years	14,525
– over four years	2,800
Present value of lease payments	21,403

Non-current asset	17,325
Current asset	4,078
21,403